Consolidated Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net revenue	$ 8,203,116	$ 14,270,285	$ 29,209,646	$ 34,974,369	$ 48,969,847	$ 39,807,107
Cost of revenue:
Affiliate expenses	3,922,166	7,861,565	14,090,378	19,572,820	26,817,621	22,133,297
Data acquisition	660,738	564,724	1,859,999	1,739,497	2,335,313	2,506,942
Merchant processing fees and product costs	53,004	27,845	155,810	86,520	102,376	133,468
Cost of revenue	4,635,908	8,454,134	16,106,187	21,398,837	29,255,310	24,773,707
Gross profit	3,567,208	5,816,151	13,103,459	13,575,532	19,714,537	15,033,400
Operating expenses:
Search costs	1,959,042	1,705,124	6,749,115	3,059,407	5,418,099	906,366
Compensation and telemarketing	1,481,007	2,525,672	6,367,437	7,808,735	10,356,682	10,167,108
Selling, general and administrative	1,363,385	1,785,609	4,018,959	5,707,928	7,627,703	8,190,809
Total operating expenses	4,803,434	6,016,405	17,135,511	16,576,070	23,402,484	19,264,283
Operating loss	(1,236,226)	(200,254)	(4,032,052)	(3,000,538)	(3,687,947)	(4,230,883)
Other income (expense):
Litigation settlements			(374,800)
Write-down of note receivable and capitalized development costs	(78,361)		(179,106)
Interest income		13,134		13,134	4,721	4,670
Interest expense	(53,169)	(133,257)	(263,437)	(444,023)	(564,001)	(839,234)
Impairment of assets					(400,000)	(2,213)
Other income (expense)					11,843	(13,211)
Other expenses, net	(131,530)	(120,123)	(817,343)	(430,889)	(947,437)	(849,988)
Loss from continuing operations before taxes on income	(1,367,756)	(320,377)	(4,849,395)	(3,431,427)	(4,635,384)	(5,080,871)
Income tax expense	(141)	(1,760)	(141)	(2,642)	(2,642)
Net loss from continuing operations	(1,367,897)	(322,137)	(4,849,536)	(3,434,069)	(4,638,026)	(5,080,871)
Loss from discontinued operations net of tax		(1,910,302)	257,136	(890,252)	(368,223)	(310,243)
Net loss	$ (1,367,897)	$ (2,232,439)	$ (4,592,400)	$ (4,324,321)	$ (5,006,249)	$ (5,391,114)
Per common share data: Basic and diluted:
Net loss from continuing operations	$ (0.14)	$ (0.04)	$ (0.53)	$ (0.40)	$ (0.55)	$ (0.76)
Net (loss) income from discontinued operations	$ 0.00	$ (0.22)	$ 0.03	$ (0.11)	$ (0.04)	$ (0.05)
Net loss	$ (0.14)	$ (0.26)	$ (0.50)	$ (0.51)	$ (0.59)	$ (0.81)
Weighted average shares (basic and diluted)	10,035,791	8,521,780	9,137,659	8,475,377	8,496,284	6,679,319